Restructuring Expenses	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Expenses
Restructuring Expenses
Details of all restructuring activities and the related reserves for December 31, 2018, 2017 and 2016 were as follows:

	Personnel expenses	Demolition and Removal costs	Ground remediation costs	Other	Total
	(In thousands)
Provision at January 1, 2016	$—	$—	$—	$—	$—
Charges	6,864	5,191	4,036	3,667	19,758
Cost charged against liabilities (assets)	—	—	—	(1,980)	(1,980)
Cash paid	—	—	—	—	—
Foreign currency translation adjustment	(411)	(311)	(241)	(140)	(1,103)
Provision at December 31, 2016	6,453	4,880	3,795	1,547	16,675
Charges	2,975	1,440	—	2,076	6,492
Cost charged against liabilities (assets)	—	(153)	—	(114)	(267)
Cash paid	(9,295)	(3,849)	—	(2,474)	(15,618)
Foreign currency translation adjustment	513	505	522	(105)	1,435
Provision at December 31, 2017	646	2,824	4,317	930	8,717
Charges	7,586	1,978	2,919	3,137	15,620
Cost charged against liabilities (assets)	(324)	(14)	(833)	(8)	(1,180)
Cash paid	(5,825)	(2,182)	(3,259)	(3,202)	(14,468)
Foreign currency translation adjustment	252	(64)	(206)	(13)	(32)
Provision at December 31, 2018	$2,334	$2,541	$2,939	$844	$8,658

Orion's reserves for restructuring are reflected in accrued liabilities on the Consolidated Balance Sheets.
The expenses relate to the Group's effort to restructure its Rubber segment. As a first step the Company's German operating subsidiary terminated with effect as of December 31, 2016, the Contract Manufacturing Agreement then in place between the Company's German operating subsidiary and the Company's French subsidiary, Orion Engineered Carbons SAS ("OEC SAS"), which has a plant in Ambès with a maximum capacity of mostly standard rubber grades of 50 kmt per year. Consequently, the management of OEC SAS concluded consultations with the local Works Council at this facility to implement a restructuring and down staffing with a cessation of production at the site by the end of 2016. Impairment charges of $10,290k related to the property, plant and equipment of OEC SAS were calculated based on an estimated recoverable amount of zero and are fully charged to the Rubber Carbon Black segment.
The restructuring of the South Korean footprint concluded in the second quarter of 2018 resulting in cessation of production at the Bupyeong plant and the sale of the land to a third party. Restructuring income of $40,253k reflects the proceeds of the land sale less the remaining book value of the land. Restructuring expenses comprise required costs for land restoration of $7,218k and cost to consolidate the two South Korean production sites into one remaining site, including in particular personnel related termination costs of $4,363k incurred in fiscal year 2018.
In the periods ending December 31, 2018, 2017 and 2016 restructuring income, net amounted to $24,633k as compared to restructuring expenses, net of $6,492k and $30,048k.